UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: June 30, 2002
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     M & R Capital Management Inc.
Address:  40 Fulton St., 8th Floor
          New York, New York 10038

13F File Number:  028-07056

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   M & R Capital Management Inc.
Title:  Sr. Vice President
Phone:  212-581-8999
Signature, Place and Date of Signing:

      Richard Diver,  New York, NY    August 13, 2002


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     63

Form 13F Information Table Value Total: 114530


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER         										 VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
AOL Time Warner Inc.           COM              00184A105      494    33591 SH       SOLE                    33591
AT&T			       COM              001957109     4057   379180 SH       SOLE                   379180
AT&T WIRELESS SERVICES INC.    COM              00209A106      234    39955 SH       SOLE                    39955
AGILENT TECHNOLOGIES COM       COM              00846U101      304    12859 SH       SOLE                    12859
AIR PRODUCT & CHEMICALS INC.   COM              009158106      270     5350 SH       SOLE                     5350
AMERICAN GREETINGS CORP CL A   COM              026375105     7304   438400 SH       SOLE                   438400
APPLE COMPUTER INC W/RTS       COM              037833100     2325   131295 SH       SOLE                   131295
BP AMOCO PLC SPONS ADR         COM              055622104     1174    23250 SH       SOLE                    23250
BEAR STEARNS COS INC           COM              073902108      215     3514 SH       SOLE                     3514
BLACKROCK NY MUNI INCM TRUST   COM              09248L106      188    13500 SH       SOLE                    13500
BRISTOL MYERS SQUIBB CO.       COM              110122108     1560    60690 SH       SOLE                    60690
CVS CORP                       COM              126650100     5461   178450 SH       SOLE                   178450
CHESAPEAKE ENERGY INC          COM                            1527   212030 SH       SOLE                   212030
CITIGROUP INC                  COM              173034109      248     6392 SH       SOLE                     6392
COCA COLA CO                   COM              191216100      264     4720 SH       SOLE                     4720
COLGATE PALMOLIVE CO           COM              194162103      502    10036 SH       SOLE                    10036
DISNEY WALT (HOLDING CO) USD.O COM              254687106     2465   130415 SH       SOLE                   130415
EARTHLINK INC                  COM                            1881   283674 SH       SOLE                   283674
EXXON MOBIL CORP               COM                             692    16914 SH       SOLE                    16914
FIDELITY NATIONAL FINANCIAL IN COM                            5818   184128 SH       SOLE                   184128
GENERAL ELECTRIC CO            COM              369604103      246     8479 SH       SOLE                     8479
GENERAL MOTORS CORP            COM              370442105     3113    58240 SH       SOLE                    58240
GILLETTE CO.                   COM              375766102      278     8200 SH       SOLE                     8200
HEALTH CARE PROPERTIES INC     COM                            3065    71450 SH       SOLE                    71450
HEARX LTD                      COM                              48    56800 SH       SOLE                    56800
HEWLETT PACKARD CORP           COM                            1256    82220 SH       SOLE                    82220
INTEL                          COM              458140100      201    11000 SH       SOLE                    11000
INTL BUSINESS MACHINES CORP    COM              459200101      454     6309 SH       SOLE                     6309
JP MORGAN CHASE & COMPANY      COM                            3757   110773 SH       SOLE                   110773
JOHN HANCOCK STRATEGIC INCOME  COM                             90     14107 SH       SOLE                    14107
JOHNSON & JOHNSON              COM              478160104     1996    38186 SH       SOLE                    38186
LA QUINTA PROPERTIES PFD 9% A  COM                            1755    73360 SH       SOLE                    73360
LIBERTY MEDIA CORP NEW SER A   COM                             820    81990 SH       SOLE                    81990
MARRIOTT INTERNATIONAL INC     COM              571903202     2951    77550 SH       SOLE                    77550
MATTEL INC W/RTS TO PUR P/STK  COM              577081102     1363    64668 SH       SOLE                    64668
MERCK & CO INC                 COM              589331107     4774    94271 SH       SOLE                    94271
MICROSOFT CORP                 COM              594918104      265     4850 SH       SOLE                     4850
MILLEA HOLDINGS INC ADR        COM                             215     5280 SH       SOLE                     5280
NCR CORP                       COM              62886E108     3287    95009 SH       SOLE                    95009
NESTLE SA-SPONSORED ADR        COM                             571     9800 SH       SOLE                     9800
PEPSICO INC                    COM              713448108     1516    31455 SH       SOLE                    31455
PIMCO NEW YORK MUNICIPAL       COM	                       227    15000 SH       SOLE                    15000
ROWAN COMPANIES INC            COM              779382100     1451    67652 SH       SOLE                    67652
SLM HOLDING CORPORATION        COM                            2987    30828 SH       SOLE                    30828
SABRE HOLDINGS CORP CL A       COM                            1850    51687 SH       SOLE                    51687
SARA LEE CORP                  COM              803111103     2858   138451 SH       SOLE                   138451
SCHERING PLOUGH CORP           COM              806605101     3701   150449 SH       SOLE                   150449
SERVICE CORP INTERNATIONAL W/R COM              817565104      536   110590 SH       SOLE                   110950
SPRINT CORP (PCS GROUP)        COM                             146    32602 SH       SOLE                    32602
SPRINT CORP                    COM              852061100     2254   212475 SH       SOLE                   212475
STATE STREET BOSTON CORPORATIO COM              857477103     3187    71300 SH       SOLE                    71300
STATEWIDE BANCORP NJ           COM                               0    10000 SH       SOLE                    10000
TELEFONICA DE ESPANA SA ADR    COM              879382208      684    27529 SH       SOLE                    27529
THORNBURG MORTGAGE ASSET CORP  COM              885218107      327    16600 SH       SOLE                    16600
TRIZEC PROPERTIES INC          COM                            4705   279050 SH       SOLE                   279050
TYCO INTERNATIONAL INC         COM              902124106     2486   184025 SH       SOLE                   184025
UNION PACIFIC CORP             COM              907818108      503     7949 SH       SOLE                     7949
UNION PLANTERS CORP            COM              908068109     4709   145462 SH       SOLE                   145462
VERIZON COMMUNICATIONS CORP    COM                             339     8443 SH       SOLE                     8443
WASHINGTON MUTUAL INC          COM              939322103     5108   137650 SH       SOLE                   137650
WASTE MANAGEMENT INC           COM                            4609   176934 SH       SOLE                   176934
NEWS CORP LTD SP ADR PRD       PRD                            2211   111951 SH       SOLE                   111951
OXY CAP TR I TR ORIGINATED PFD PRD                             646    25900 SH       SOLE                    25900